N-2	Mar. 04, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001925779
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	FLAT ROCK ENHANCED INCOME FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	None.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees(1)	1.38%
Incentive Fees (15% of investment income)(2)	1.56%
Interest Payments on Borrowed Funds(3)	0.14%
Other Expenses(4)	0.72%
Acquired Fund Fees and Expenses(5)	0.02%
Total Annual Expenses	3.81	%(6)
(1)	Management fees have been restated to reflect calculation based on average daily net assets.
(2)	The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s adjusted capital, equal to 1.75% per quarter, or an annualized hurdle rate of 7.00%, subject to a “catch-up” feature. The amount of incentive fees shown is based on the amount earned in the prior fiscal year. See “Management of the Fund — Investment Advisory Agreement” for a full explanation of how the Incentive Fee is calculated.
(3)	These expenses represent interest payments incurred in connection with our outstanding preferred stock during the prior fiscal year. As of March 31, 2024, we had 1,000 shares of Floating Rate Series A Cumulative Term Preferred Shares due 2025 outstanding.
(4)	Other expenses include accounting, legal and auditing fees, reimbursement of the compensation for administrative personnel and fees payable to the Fund’s independent trustees.
(5)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies including private funds that rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act. These indirect costs may include performance fees paid to the Acquired Fund’s adviser or its affiliates. It does not include brokerage or transaction costs incurred by the Acquired Funds. If Acquired Fund Fees and Expenses are incurred, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(6)	Expenses may not sum to total due to rounding.

Management Fees [Percent]	1.38%	[1]
Interest Expenses on Borrowings [Percent]	0.14%	[2]
Incentive Fees [Percent]	1.56%	[3]
Acquired Fund Fees and Expenses [Percent]	0.02%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.72%	[5]
Total Annual Expenses [Percent]	3.81%	[6]
Expense Example [Table Text Block]

EXAMPLE

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return. The example reflects total expenses for the one-, three-, five-, and ten-year periods:

Example	1 Year	3 Years	5 Years	10 Years
Shares of Beneficial Interest	$38	$115	$193	$397

Expense Example, Year 01	$ 38
Expense Example, Years 1 to 3	115
Expense Example, Years 1 to 5	193
Expense Example, Years 1 to 10	$ 397
Purpose of Fee Table , Note [Text Block]	The following table includes fees and expenses that an investor in the Fund may incur, directly or indirectly.
Other Expenses, Note [Text Block]	Other expenses include accounting, legal and auditing fees, reimbursement of the compensation for administrative personnel and fees payable to the Fund’s independent trustees.
Management Fee not based on Net Assets, Note [Text Block]	Management fees have been restated to reflect calculation based on average daily net assets.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies including private funds that rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act. These indirect costs may include performance fees paid to the Acquired Fund’s adviser or its affiliates. It does not include brokerage or transaction costs incurred by the Acquired Funds. If Acquired Fund Fees and Expenses are incurred, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

[1]	Management fees have been restated to reflect calculation based on average daily net assets.
[2]	These expenses represent interest payments incurred in connection with our outstanding preferred stock during the prior fiscal year. As of March 31, 2024, we had 1,000 shares of Floating Rate Series A Cumulative Term Preferred Shares due 2025 outstanding.
[3]	The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s adjusted capital, equal to 1.75% per quarter, or an annualized hurdle rate of 7.00%, subject to a “catch-up” feature. The amount of incentive fees shown is based on the amount earned in the prior fiscal year. See “Management of the Fund — Investment Advisory Agreement” for a full explanation of how the Incentive Fee is calculated.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies including private funds that rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act. These indirect costs may include performance fees paid to the Acquired Fund’s adviser or its affiliates. It does not include brokerage or transaction costs incurred by the Acquired Funds. If Acquired Fund Fees and Expenses are incurred, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[5]	Other expenses include accounting, legal and auditing fees, reimbursement of the compensation for administrative personnel and fees payable to the Fund’s independent trustees.
[6]	Expenses may not sum to total due to rounding.